Loans payable - employees (Details Textual)	Mar. 06, 2020 shares	Jan. 15, 2020 USD ($) $ / shares	Jan. 15, 2020 CNY (¥)
Loans payable - employees (Textual)
Aggregate amount		$ 218,519
Conversion price, per share | $ / shares		$ 1.54
Wei Zhang [Member]
Loans payable - employees (Textual)
Aggregate amount		$ 4,300,000
Common shares, issued | shares	2,911,000
Wei Zhang [Member] | RMB [Member]
Loans payable - employees (Textual)
Aggregate amount | ¥			¥ 29,429,627